Cover	Oct. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2023
Entity File Number	001-40768
Entity Registrant Name	OMNIQ CORP.
Entity Central Index Key	0000278165
Entity Tax Identification Number	20-3454263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1865 West 2100 South
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	(714)
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	OMQS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable